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                                                                    [LOGO]
                                                                    THE HARTFORD






November 7, 2003



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:  Hartford Life Insurance Company
     Separate Account Two ("Registrant")
     Director Immediate Variable Annuity
     File No. 333-19605

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 12 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on October 20, 2003. In reliance upon paragraph (j) of Rule 497, the Prospectus Supplement is not included herewith.

If you have any additional questions, please feel free to contact me at
(860) 843-5910.

Sincerely,

/s/ Sharon Loghmani

Sharon Loghmani
Legal Specialist